Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenues	¥ 3,849,682	$ 604,099	¥ 2,388,299	¥ 1,893,513
General and administrative	(240,749)	(37,779)	(202,963)	(161,160)
Foreign exchange loss/(gain)	952	149	(1,510)	(1,489)
Other income/(loss), net	(33,964)	(5,330)	49,218	27,892
Income/(loss) before income tax	(179,203)	(28,122)	19,824	8,131
Income tax expenses	(33,323)	(5,229)	(9,034)	(1,684)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	(157,907)	(24,780)	3,430	(11,765)
Comprehensive (loss)/income	(194,646)	(30,545)	(19,216)	(14,680)
Parent company [member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	0	0	(2,175)
General and administrative	(2,241)	(352)	(85,919)	(5,693)
Foreign exchange loss/(gain)	692	109	(1,515)	(1,457)
Other income/(loss), net	(52,804)	(8,287)	35,527
Share of (loss)/gain in subsidiaries, the VIE and the VIE' subsidiaries	(103,554)	(16,250)	57,512	(4,615)
Income/(loss) before income tax	(157,907)	(24,780)	3,430	(11,765)
Income tax expenses	0	0
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	(157,907)	(24,780)	3,430	(11,765)
Comprehensive (loss)/income	¥ (157,907)	$ (24,780)	¥ 3,430	¥ (11,765)